SECURED NOTES PAYABLE (Details Narrative) - USD ($)			1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	May 30, 2026	May 10, 2024	Dec. 31, 2025	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Principal amount			$ 127,937	$ 262,119		$ 262,119		$ 127,937
Debt instrument principal balance			140,219	294,371		294,371		140,219
Debt Instrument, Unamortized Discount			12,282	32,252		32,252		12,282
Proceeds from Secured Notes Payable								929,376
Interest payable outstanding				4,159,890		4,159,890
Debt principal						737,134
Accrued interest payable						94,844
Gross proceeds from offering	$ 2,500,000
Gross proceeds from offering	2,228,471
Gross proceeds from offering	$ 4,456,942
Principal payments						532,017
Loss on settlement of senior secured notes						3,087,993
Additional loss on redemption				742,836		742,836
Senior secured note outstanding				2,992,214		2,992,214
Accrued interest payable						66,426
Amortization of debt discount						145,084		37,480
Senior Secured Business Loan Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Principal amount			975,845					975,845
Debt instrument principal balance			929,376					929,376
Debt Instrument, Unamortized Discount			$ 46,469					$ 46,469
Maturity date								Dec. 31, 2026
Debt Instrument, Interest Rate, Stated Percentage			15.00%					15.00%
Debt Conversion, Original Debt, Interest Rate of Debt								5.00%
Proceeds from Secured Notes Payable								$ 2,500,000
Debt Instrument, Redemption Price, Percentage								50.00%
Debt Instrument, Redemption, Description			The cash redemption amount payable to each holder in connection with such Qualified Financing Redemption shall be equal to the product of (I) post-money valuation of the Company following such Qualified Financing and (II) the quotient of (x) the outstanding note balance of the Note held by such holder on the date of such Qualified Financing Redemption and (y) the lower of (i) the product of 0.8 and the post-money valuation of the Company following such Qualified Financing and (ii) $7 million (such amount redeemed, the “Qualified Financing Redemption Amount”); provided, however, that the Qualified Financing Redemption Amount paid to any holder shall not be greater than five hundred percent (500%) of the Outstanding Note Balance of the Note held by such holder on the date of such Qualified Financing Redemption.					The cash redemption amount payable to each holder in connection with such Qualified Financing Redemption shall be equal to the product of (I) post-money valuation of the Company following such Qualified Financing and (II) the quotient of (x) the outstanding note balance of the Note held by such holder on the date of such Qualified Financing Redemption and (y) the lower of (i) the product of 0.8 and the post-money valuation of the Company following such Qualified Financing and (ii) $7 million (such amount redeemed, the “Qualified Financing Redemption Amount”); provided, however, that the Qualified Financing Redemption Amount paid to any holder shall not be greater than five hundred percent (500%) of the Outstanding Note Balance of the Note held by such holder on the date of such Qualified Financing Redemption.
Amortization of debt discount				6,920	$ 593	24,161	$ 593	$ 13,167
Senior secured notes			$ 942,543	1,265,518		1,265,518		942,543
Net of unamortized debt discount			33,302	$ 9,336		9,336		33,302
Senior secured notes			942,543					942,543
Secured Business Loan Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Principal amount		$ 150,000
Debt instrument principal balance			$ 0					0	75,000
Maturity date		May 10, 2025
Accrued interest payable						43,290		0	0
Principal payments						449,341		75,000	75,000
Cash redemption amount						2,498,342
Loss on settlement of senior secured notes						$ 2,005,712
Interest payments								$ 5,345	$ 12,774
Secured Business Loan Agreement [Member] | Minimum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt instrument interest rate		14.30%
Secured Business Loan Agreement [Member] | Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt instrument interest rate		15.33%